PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Purchase commitments	$ 13,509	$ 13,047
Guarantees, pledges and other collateral	8,003	8,632
Capital expenditure commitments	330	354
Other commitments	1,576	3,143
Total	$ 23,418	$ 25,176